Property plant and equipment net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Office premises | $	$ 673		$ 673
Leasehold improvements | $	67		67
Furniture, fixtures and office equipment | $	311		313
Motor vehicles | $	172		172
Testing equipment | $	28		32
Property, plant and equipment, gross | $	1,251		1,257
Accumulated depreciation and impairment losses | $	(1,092)		(1,089)
Property Plant And Equipment, Net | $	$ 159		$ 168
ZHEJIANG TIANLAN
Building and leasehold improvements | ¥		¥ 112,792		¥ 112,792
Furniture, fixtures and office equipment | ¥		4,272		4,122
Motor vehicles | ¥		4,503		4,478
Plant and machineries | ¥		10,852		10,619
Property, plant and equipment, gross | ¥		132,419		132,011
Accumulated depreciation and impairment losses | ¥		(74,681)		(68,506)
Accumulated | ¥		(74,681)		(68,506)
Property Plant And Equipment, Net | ¥		¥ 57,738		¥ 63,505